Accounting Policies - Investments in Associates and Joint Ventures (Details) - segment	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Corporate information:
Number of operating segments	1
TelevisaUnivision
Corporate information:
Ownership interest in associate		43.20%	43.00%